Accounting Policies, by Policy (Policies)	9 Months Ended
Sep. 30, 2024
Significant Accounting Policies [Abstract]
Basis of preparation of the interim consolidated financial statements
a.	Basis of preparation of the interim consolidated financial statements:

The unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles for the preparation of financial statements for interim periods, as prescribed in IAS 34, “Interim Financial Reporting”.

These financial statements have been prepared in a condensed format as of September 30, 2024, and for the three and nine months then ended. The accounting policies applied in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the annual consolidated financial statements, unless disclosed otherwise. Therefore, these unaudited interim financial statements should be read in conjunction with the Company’s annual financial statements as of December 31, 2023, and for the year then ended and accompanying notes (“annual consolidated financial statements”).

In management’s opinion, the unaudited interim consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and reflect all adjustments, which include only normal recurring adjustments necessary for the fair presentation. The results for the three and nine months ended September 30, 2024 are not necessarily indicative of the results to be expected for the full year ending December 31, 2024 or any other future interim or annual period

Implementation of new accounting standards:
b.	Implementation of new accounting standards:
Amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current and subsequent amendment: Non-Current Liabilities with Covenants

The Amendment, together with the subsequent amendment to IAS 1 (see hereunder) replaces certain requirements for classifying liabilities as current or non-current. According to the Amendment, a liability will be classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it “has substance” and is in existence at the end of the reporting period. According to the subsequent amendment, as published in October 2022, covenants with which the entity must comply after the reporting date do not affect classification of the liability as current or non-current. Additionally, the subsequent amendment adds disclosure requirements for liabilities subject to covenants within 12 months after the reporting date, such as disclosure regarding the nature of the covenants, the date they need to be complied with and facts and circumstances that indicate the entity may have difficulty complying with the covenants. Furthermore, the Amendment clarifies that the conversion option of a liability will affect its classification as current or non-current, other than when the conversion option is recognized as equity.

The Amendment and subsequent amendment are effective for reporting periods beginning on or after January 1, 2024 with earlier application being permitted. The Amendment and subsequent amendment are applicable retrospectively, including an amendment to comparative data.

As of June 30, 2024, the Company does not have impact on its financial statement.

IFRS 18, Presentation and Disclosure in Financial Statements

This standard replaces IAS 1, Presentation of Financial Statements. The purpose of the standard is to provide improved structure and content to the financial statements, particularly the income statement.

The standard includes new disclosure and presentation requirements that were taken from IAS 1, Presentation of Financial Statements, with small changes.

As part of the new disclosure requirements, companies will be required to present two subtotals in the income statement: operating profit and profit before financing and taxes. Furthermore, for most companies, the results in the income statements will be classified into three categories: operating profit, profit from investments and profit from financing.

Furthermore, the standard adds specific guidance for aggregation and disaggregation of items in the financial statements and in the notes. The standard will encourage companies to avoid classifying items as ‘other’ (for example, other expenses), and using this classification will lead to additional disclosure requirements.

The standard is effective from annual reporting periods beginning on or after January 1, 2027 with earlier application being permitted.

The Company is examining the effects of the standard on its financial statements with no plans for early adoption.